Business Combination - Schedule of Goodwill Associated with Merger (Details) - USD ($) $ in Thousands		10 Months Ended
	Mar. 16, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Goodwill		$ 36,762	$ 36,728
Acquisition of Dealership [Member]
Total consideration		21,144
Less net assets acquired		12,811
Goodwill		$ 8,333
Predecessor [Member]
Total consideration	$ 115,578
Less net assets acquired	87,183
Goodwill	$ 28,395			$ 25,216